Other Gains and Losses, and Litigation	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Other gains and losses, and litigation

B.17. OTHER GAINS AND LOSSES, AND LITIGATION
Other gains and losses, and litigation for the first half of 2020 represent a net gain of €136 million, mainly comprising a gain on the sale of operations related to the Seprafilm product to Baxter for proceeds of €313 million. This compares with a net gain of €317 million in the first half of 2019, mainly relating to litigation.